Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Current	$ 1,849,551	$ 1,532,875	$ 1,030,026
Deferred	(408,910)	(266,302)	(182,717)
Income tax	1,440,641	1,266,573	847,309
ISR [Member]
Disclosure of income taxes [line items]
Current	1,849,551	1,532,875	1,018,647
Deferred	(408,910)	(266,302)	(182,717)
Cancellation of unrecoverable tax on dividends			11,379
Income tax	$ 1,440,641	$ 1,266,573	$ 847,309